Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of Transactions with Subsidiaries and Key Management Personnel	Transactions with Subsidiaries and Key Management Personnel:
		Subsidiaries			KMP		Significant influenc Entity-KMP			Relatives of KMP
S. No.	Particulars	March 31, 2024	March 31, 2023		March 31, 2024	March 31, 2023	March 31, 2024		March 31, 2023	March 31, 2024	March 31, 2023
1	Transactions made during the year
2	Subscription income								107,322.00
3	STB Installation charges						61,628		125,071.00
4	Loan taken		3,853,017	*	1,850,313	311.00				124,918
5	Loan write back					10.00
6	Loan Repayment				(912,506)	(19,000.00)				(93,704)
7	Commission expenses						1,047,025		696,746.00
8	Bandwidth charges						24,098		25,245.00
9	Sales/Purchase of materials						1,297		5,111.00
12	Remuneration				285,294	95,644.00				36,103	20,507.00
13	Rent paid/ provided				7,459						6,703.00
16	Interest on loans						212.		218.00
	Issue of Shares		2,501,000	*
	Investment in CCD of Subsidiary		3,853,017	*			135,000	**
17	Investments in shares of subsidiaries		2,501,000	*
18	Reimbursement of expenses				29,266	31,155.00
19	Loans and Advances given		3,853,017	*			135,000	**		0	97,355.00
20	Loans and Advances received back				(214,458)
1	Trade receivable						444,082		352,424.00
2	Trade payable					3,555.00	3,036,901		2,712,683.00
3	Outstanding loan payable		3,853,017	*	1,459,144	544,851.00	3,836,282	**	—	31,019	1,304
4	Outstanding loan receivable		3,853,017	*			3,988,017	**	35,598.00		95,443.00
7	Outstanding receivable					214,458.00	1,354,871		1,083,034.00
9	IPO amount with Lytus Inc Receivable		118,728	*
10	IPO amount of Lytus BVI Payable		118,728	*							20,507.00
11	Options outstanding									94,118

*        Transactions in consolidated financials eliminated as inter-company transactions

**      Transactions eliminated as per Option agreements in respect to the subscription of Compulsorily Convertible Debentures issued by Lytus India